Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Allowance For Credit Losses Abstract
Beginning allowance for credit losses			$ 835,007	$ 2,393,033	$ 2,393,033	$ 32,457
Add: Credit loss expense	$ 516,418	$ 125,964	872,122	$ 246,884	1,029,317	514,282
Less: Accounts receivable write-off included in allowance for credit losses above			(64,895)		(2,587,343)	149,741
Ending allowance for credit losses	$ 1,642,234		$ 1,642,234		$ 835,007	$ 2,393,033